SPECIAL PURPOSE ENTITIES - Carrying Value of Energy Storage System Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Energy storage systems, net	$ 106,114	$ 123,703
Deferred revenue, current portion	9,158	36,942
Deferred revenue, noncurrent	28,285	15,468
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Energy storage systems, net	92,426	91,593
Deferred revenue, current portion	4,417	3,713
Deferred revenue, noncurrent	10,835	8,265
Other liabilities	$ 3,586	$ 3,178